Earnings per share (Tables)	6 Months Ended
Jun. 30, 2019
Earnings per share [abstract]
Schedule of Earnings per share
Result attributable to ordinary shares

	For the six month period ended

(in thousands of USD except share and per share information)	June 30, 2019	June 30, 2018

Result for the period	(19,030)	(51,602)
Weighted average	216,994,426	164,550,509
Basic earnings per share (in USD)	(0.09)	(0.31)

The table below shows the potential weighted number of shares that could be created if all stock options and restricted stock units were to be converted into ordinary shares.

(in shares)	June 30, 2019	June 30, 2018

Weighted average of ordinary shares outstanding (basic)	216,994,426	164,550,509

Effect of share-based payment arrangements	—	84,164

Weighted average number of ordinary shares (diluted)	216,994,426	164,634,673

(in shares)	Shares issued	Treasury shares	Shares outstanding	Weighted number of shares

On issue at January 1, 2019	220,024,713	1,237,901	218,786,812	218,786,812
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	3,287,667	(3,287,667)	(1,792,386)
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	—	—	—
On issue at June 30, 2019	220,024,713	4,525,568	215,499,145	216,994,426